Derivative Financial Instruments (Details) - Interest Rate Swap - Not Designated as Hedging Instrument [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Commercial Customer
Derivative [Line Items]
Derivative Asset, Notional Amount	$ 185,637	$ 115,459
Maturity		3 years 1 month 6 days
Fair Value of assets, Net total	$ 609	$ 1,528
Commercial Customer | Maximum
Derivative [Line Items]
Fixed Rate, rate range		5.99%
Commercial Customer | Minimum
Derivative [Line Items]
Fixed Rate, rate range		3.99%
Commercial Customer | LIBOR
Derivative [Line Items]
Maturity	3 years 4 months 24 days
Commercial Customer | LIBOR | Maximum
Derivative [Line Items]
Fixed Rate, rate range	5.72%
Floating Rate Spread, range	4.25%	4.50%
Commercial Customer | LIBOR | Minimum
Derivative [Line Items]
Fixed Rate, rate range	2.19%
Floating Rate Spread, range	0.00%	2.50%
Correspondent
Derivative [Line Items]
Derivative Liability, Notional Amount	$ 185,637	$ 115,459
Maturity		3 years 1 month 6 days
Fair Value of liabilities, Net total	$ (691)	$ (1,612)
Correspondent | Maximum
Derivative [Line Items]
Fixed Rate, rate range		5.99%
Correspondent | Minimum
Derivative [Line Items]
Fixed Rate, rate range		3.99%
Correspondent | LIBOR
Derivative [Line Items]
Maturity	3 years 4 months 24 days
Correspondent | LIBOR | Maximum
Derivative [Line Items]
Fixed Rate, rate range	5.72%
Floating Rate Spread, range	4.25%	4.50%
Correspondent | LIBOR | Minimum
Derivative [Line Items]
Fixed Rate, rate range	2.19%
Floating Rate Spread, range	0.00%	2.50%